As filed with the Securities and Exchange Commission on May 8, 2014

Securities Act File No. 333-194521

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒  Pre-Effective Amendment No. 5
☐  Post-Effective Amendment No.

ALCENTRA CAPITAL CORPORATION

(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 7th Floor
New York, New York 10166

(Address of Principal Executive Offices)

(212) 922-8240

(Registrant’s Telephone Number, Including Area Code)

Paul J. Echausse, Esq.
President and Chief Executive Officer
Alcentra Capital Corporation
200 Park Avenue, 7th Floor
New York, New York 10166

(Name and Address of Agent for Service)

COPIES TO:

Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001 Tel: (202) 383-0100 Fax: (202) 637-3593	Frank J. Lopez, Esq. Monica J. Shilling, Esq. Proskauer Rose LLP Eleven Times Square New York, NY 10036 Tel: (212) 969-3000 Fax: (212) 969-2900

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Common Stock, $0.001 par value per share	$115,000,000	$14,812	(3)

(1)	Includes shares subject to the underwriters’ overallotment option.
(2)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 is to file an exhibit to the Registration Statement as set forth in Item 25(2) of Part C, and to incorporate by reference the preliminary prospectus filed with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 filed on April 28, 2014 (SEC File No. 333-194521). Accordingly, this Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 consists only of a facing page to the registration statement, the aforementioned preliminary prospectus incorporated by reference herein, this explanatory note and Part C of the Registration Statement on Form N-2, including all exhibits identified as being filed herewith or incorporated by reference herein. This Pre-Effective Amendment No. 5 does not modify any other part of the Registration Statement on Form N-2 included or incorporated by reference into the aforementioned Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2. As a result, the remainder of the contents of the Registration Statement previously filed in Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 are hereby incorporated by reference herein.

PART C
OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial statements

(2) Exhibits

(a)(1)	Articles of Amendment and Restatement(1)
(b)(1)	Bylaws(1)
(c)	Not applicable
(d)	Form of Stock Certificate(5)
(e)	Form of Dividend Reinvestment Plan(3)
(f)	Not applicable
(g)(1)	Form of Investment Advisory Agreement between Registrant and our Adviser(3)
(g)(2)	Form of Letter Agreement between the Registrant and Alcentra NY, LLC(3)
(h)	Form of Underwriting Agreement(4)
(i)	Not applicable
(j)	Form of Custody Agreement with State Street Bank and Trust Company(5)
(k)(1)	Form of Master Administration and Accounting Agreement between Registrant and State Street Bank and Trust Company(5)
(k)(2)	Form of License Agreement between the Registrant and Alcentra NY, LLC(2)
(k)(3)	Form of Registration Rights Agreement(2)
(k)(4)	Form of Asset Purchase Agreement by and between the Registrant and BNY Mellon-Alcentra Mezzanine III, L.P.(5)
(k)(5)	Form of Asset Purchase Agreement by and between the Registrant and BNY Alcentra Group Holdings, Inc.(4)
(k)(6)	Form of Senior Secured Revolving Credit Agreement (the “Credit Facility”) among the Registrant and ING Capital LLC(5)
(k)(7)	Form of Guarantee and Security Agreement among the Registrant and ING Capital LLC(5)
(k)(8)	Form of Senior Secured Term Loan Credit Agreement (the “Bridge Facility”) among the Registrant and ING Capital(5)
(l)	Opinion and Consent of Sutherland Asbill & Brennan LLP, counsel for Registrant†
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm(5)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)(1)	Code of Ethics of the Registrant(2)

†	Filed herewith.
(1)	Previously filed in connection with the Registrant’s Registration Statement on Form N-2 (File No. 333-194521) filed on March 12, 2014, and incorporated by reference herein.
(2)	Previously filed in connection with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-194521) filed on April 9, 2014, and incorporated herein by reference.

(3)	Previously filed in connection with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-194521) filed on April 22, 2014, and incorporated herein by reference.
(4)	Previously filed in connection with Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-194521) filed on April 28, 2014, and incorporated herein by reference.
(5)	Previously filed in connection with Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (File No. 333-194521) filed on May 8, 2014 and incorporated herein by reference.

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$14,812
FINRA filing fee	$17,750
The Nasdaq Global Select Market listing fees	$1,000
Printing expenses(1)	$55,000
Accounting fees and expenses(1)	$215,000
Legal fees and expenses(1)	$850,000
Miscellaneous(1)	$46,438
Total	$1,200,000

(1)	These amounts are estimates.

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Registrant’s common stock as of April 24 2014.

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	1

Item 30. Indemnification

Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VII of the Registrant’s charter and Article XI of the Registrant’s Bylaws.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended, or the 1940 Act.

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Adviser

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Alcentra NY, LLC, our Adviser, and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, or the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement, or an Indemnitee, including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management.” Additional information regarding the Adviser and its officers and directors will be set forth in its Form ADV to be filed with the Securities and Exchange Commission.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Alcentra Capital Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166;
(2)	the Transfer Agent, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170;
(3)	the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; and
(4)	the Adviser, Alcentra NY, LLC, 200 Park Avenue, 7th Floor, New York, New York 10166.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

(1)	The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.
(2)	Not applicable.
(3)	Not applicable.
(4)	Not applicable.

(5)	The Registrant undertakes that:
(a)	For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.
(b)	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 5 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in New York City, in the State of New York, on this 8th day of May 2014.

ALCENTRA CAPITAL CORPORATION

By:	/s/ Paul J. Echausse Name: Paul J. Echausse Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 5 to the Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Paul J. Echausse Paul J. Echausse	President and Chief Executive Officer (Principal Executive Officer)	May 8, 2014
* Paul Hatfield	Chairman of the Board of Directors	May 8, 2014
/s/ Ellida McMillan Ellida McMillan	Chief Accounting Officer, Treasurer and Secretary (Principal Financial and Accounting Officer)	May 8, 2014
* T. Ulrich Brechbühl	Director	May 8, 2014
* Douglas J. Greenlaw	Director	May 8, 2014
* Rudolph L. Hertlein	Director	May 8, 2014
*	Signed by Paul J. Echausse pursuant to a power of attorney signed by each director as part of the registration statement on Form N-2 filed on March 12, 2014.